Goodwill (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes to Carrying Amount of Goodwill	Changes to the carrying amount of goodwill during the year ended March 31, 2013 were as follows:

Balance at March 31, 2012	$34,173
Impairment of goodwill	(34,173)

Balance at March 31, 2013	$—